FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 13) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets, Current	R$ 120,865	R$ 134,551
Derivative financial instruments assets, non current	10,283	10,804
Derivative financial instruments laibilities, Current	(82,468)	(327,443)
Derivative financial instruments laibilities, non current	(174,699)	(41,861)
Cash flow hedges [member] | Currency Risk 1 [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	131,148	145,355
Derivative financial instruments liabilities	(257,167)	(369,304)
Cash flow hedges [member] | Currency Risk 1 [Member] | Currency Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	64,202	27,617
Derivative financial instruments liabilities	(17,551)	(37,959)
Cash flow hedges [member] | Currency Risk 1 [Member] | Commodities Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	53,490	105,228
Derivative financial instruments liabilities	(26,730)	(57,608)
Cash flow hedges [member] | Currency Risk 1 [Member] | Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	9,517	10,457
Derivative financial instruments liabilities	(206,635)	(40,565)
Cash flow hedges [member] | Currency Risk 1 [Member] | Not Designated Currencyderivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments assets	3,939	2,053
Derivative financial instruments liabilities	R$ (6,251)	R$ (233,172)